Defined Contribution Plan (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 34,313	$ 0	$ 0
Defined Contribution Plan Employer Deferral Contributions Pretax	$ 17,000